222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005

JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

February 29, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 173 under the Securities Act of 1933 and Amendment No. 175 under the Investment Company Act of 1940
File Nos. 033-68666 and 811-08004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 173 to its Registration Statement on Form N-1A (Amendment No. 175 under the 1940 Act), including exhibits.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b)(1) under the 1933 Act for the purposes of bringing the financial statements up to date under Section 10(a)(3) of the 1933 Act and making non-material changes.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485. If you have any questions or comments concerning this filing, please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697.

Very truly yours, /s/ Jacob C. Tiedt Jacob C. Tiedt

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